Right-of-Use Asset and Lease Liabilities (Tables) - HZO, Inc. and Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Right-of-Use Asset and Lease Liabilities
Schedule of components of lease expense

	2026	2025
Operating lease cost	$228,983	$270,541
Finance lease cost:
Amortization of assets	13,453	13,453
Interest on lease liabilities	3,138	4,204
Total lease cost	$245,574	$288,198

The components of lease expense recorded in the consolidated statements of operations and comprehensive loss were as follows for the year ended December 31:

	2025	2024
Operating lease cost	$1,026,354	$1,118,058
Finance lease cost:
Amortization of assets	53,811	42,143
Interest on lease liabilities	15,247	14,387
Total lease cost	$1,095,412	$1,174,588

Schedule of supplemental balance sheet information related to leas

		As of	As of
		March 31,	December 31,
Leases	Classification	2026	2025
Assets:
Operating lease assets	Operating ROU asset, net	$2,506,855	$2,675,083
Finance lease assets	Property and equipment, net	122,507	135,959
Total leased assets		$2,629,362	$2,811,042
Liabilities:
Current
Operating	Operating lease liabilities, current	$992,031	$982,996
Finance	Accrued expenses and other current liabilities	50,251	51,401
Non-current
Operating	Operating lease liabilities, non-current	1,739,595	1,931,610
Finance	Other liabilities	83,204	94,855
Total lease liabilities		$2,865,081	$3,060,862

Supplemental balance sheet information related to leases was as follows as of December 31:

Leases	Classification	2025	2024
Assets:
Operating lease assets	Operating ROU asset, net	$2,675,083	$3,390,744
Finance lease assets	Property and equipment, net	135,959	189,770
Total leased assets		$2,811,042	$3,580,514

Liabilities:
Current
Operating	Operating lease liabilities, current	$982,996	$1,015,052
Finance	Accrued expenses and other current liabilities	51,401	63,759
Non-current
Operating	Operating lease liabilities, non-current	1,931,610	2,635,658
Finance	Other liabilities	94,855	131,009
Total lease liabilities		$3,060,862	$3,845,478

Schedule of supplemental cash flow and other information related to leases

	2026	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$182,980	$200,215
Financing cash flows from finance leases	12,801	11,735
	$195,781	$211,950
Weighted average remaining operating lease term (in years):
Operating leases	3.4	4.0
Finance leases	2.5	3.4
Weighted average operating lease discount rate:
Operating leases	8.3%	8.1%
Finance leases	9.0%	8.9%

Supplemental cash flow and other information related to leases was as follows for the year ended December 31:

	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$757,759	$872,460
Financing cash flows from finance leases	$48,511	$35,199
	$806,270	$907,659

Weighted average remaining operating lease term (in years):
Operating leases	3.6	4.4
Finance leases	2.7	3.6
Weighted average operating lease discount rate:
Operating leases	8.3%	8.0%
Finance leases	8.9%	8.9%

Schedule of maturities of operating lease liabilities

Amount
2026 (remaining)	$1,011,364
2027	1,121,602
2028	759,026
2029	649,382
2030	50,673
Thereafter	—
Total lease payments	$3,592,047
Less: imputed interest	(860,421)
Total lease obligations	2,731,626
Less: current obligations	(992,031)
Long-term lease obligations	$1,739,595

Maturities of operating lease liabilities were as follows as of December 31, 2025:

Amount
2026	$1,323,468
2027	1,101,590
2028	753,945
2029	649,382
2030	50,673
Thereafter	—

Total lease payments	$3,879,058
Less: imputed interest	(964,452)
Total lease obligations	2,914,606
Less: current obligations	(982,996)
Long-term lease obligations	$1,931,610

Schedule of maturities of finance lease liabilities

Amount
2026 (remaining)	$46,305
2027	53,656
2028	48,257
2029	—
Total lease payments	$148,218
Less: imputed interest	(14,763)
Total lease obligations	133,455
Less: current obligations	(50,251)
Long-term obligations	$83,204

Maturities of finance lease liabilities were as follows as of December 31, 2025:

Amount
2026	$63,760
2027	53,656
2028	48,257
2029	—

Total lease payments	$165,673
Less: imputed interest	(19,417)
Total lease obligations	146,256
Less: current obligations	(51,401)
Long-term obligations	$94,855